UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177319
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 19	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 698	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
January 29, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on January 29, 2016 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated January 29, 2016
to the following prospectus(es):
Nationwide DestinationSM All American Gold 2.0, Nationwide DestinationSM All American Gold New York 2.0, Nationwide DestinationSM [B] 2.0, Nationwide DestinationSM [B] New York 2.0, Nationwide DestinationSM [EV] 2.0, Nationwide DestinationSM [EV] New York 2.0, Nationwide DestinationSM [L] 2.0, and Nationwide DestinationSM [L] New York 2.0, Nationwide DestinationSM Navigator 2.0, Nationwide DestinationSM Navigator New York 2.0, Waddell & Reed Advisors Select Preferred AnnuitySM 2.0, and Waddell & Reed Advisors Select Preferred AnnuitySM New York 2.0 prospectus dated May 1, 2015
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
For contracts with applications signed on or after March 15, 2016, the minimum Roll-up Interest Rate for the Nationwide Lifetime Income Capture Option will increase, and will not be less than 5.00%.
Accordingly, the following change applies to your prospectus:
(1)	The eighth paragraph of the Roll-up Interest Rate provision of the Nationwide Lifetime Income Capture Option section is deleted in its entirety and replaced with the following:
For contracts with applications signed on or after March 15, 2016, the Roll-up Interest Rate will not be less than 5.00% nor greater than 10.00%. For contracts with applications signed before March 15, 2016, the Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
PROS-0310
1

Incorporation by Reference
The prospectus supplements dated May 14, 2015, June 29, 2015, July 13, 2015, August 19, 2015, December 28, 2015, and December 31, 2015, and the prospectus and statement of additional information and Part C that were effective May 1, 2015, previously filed with the Commission under SEC file No. 333-177319, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on January 29, 2016.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on January 29, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact